Income tax - Payables and receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income Tax Prepayments	$ 2,000	$ 1,792
Total Income tax receivables	2,000	1,792
Income Tax Payables	547	301
Provision for Income Tax	12,880	12,685
Total Income tax payables	$ 13,427	$ 12,986